SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		2 Months Ended	3 Months Ended	11 Months Ended
	Jan. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Underwriters discount paid			$ 9,986,000	$ 9,986,000
Discount paid on deferred offering costs			9,488,000	9,488,000
Deferred cost charged to equity			9,596,000	9,596,000
Other expense for warrant liability			$ 390,000	$ 390,000
Public share sold (in Shares)			17,250,000	17,250,000
Net tangible assets			$ 5,000,001	$ 5,000,001
Share of common stock (in Shares)			13,669,161	14,077,350
Share of classified permanent equity (in Shares)			17,250,000	17,250,000
Subject to forfeiture of shares (in Shares)			14,325,000	14,325,000
Federal depository insurance coverage			$ 250,000	$ 250,000
Effective tax rate percentage	0.00%	0.00%	0.00%	0.09%
Income tax due				$ 947,000
Deferred tax assets				200,000
Valuation allowance				$ 200,000